INCOME TAX (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal
Current	$ 49,175
Deferred	(572,885)	(300,205)
State and Local
Current
Deferred
Change in valuation allowance	572,885	300,205
Income tax provision	$ 49,175